Accounts Receivable (Details) - Schedule of changes of allowance for doubtful accounts - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Changes of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 94,166
Additional reserve through bad debt expense		94,166
Bad debt write-off	(60,982)
Ending balance	$ 33,184	$ 94,166